Income Taxes - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deferred tax assets not recognized	$ 30.4	$ 21.4
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards		7.7
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	$ 82.0	$ 48.0